Note 29	12 Months Ended
Dec. 31, 2025
Treasury shares [Abstract]
Disclosure of treasury shares [text block]	Treasury shares
In the years ended December 31, 2025, 2024 and 2023 the Group entities performed the following transactions with shares issued by the Bank:

TREASURY SHARES (MILLIONS OF EUROS)

	2025		2024		2023
	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros
Balance at beginning	6,666,856	66	4,386,625	34	5,485,414	29
+ Purchases	126,490,393	1,994	154,564,499	1,528	301,882,728	2,166
- Sales and other changes	(115,548,741)	(1,761)	(152,284,268)	(1,497)	(302,981,517)	(2,161)
Balance at the end	17,608,508	299	6,666,856	66	4,386,625	34
Of which:
Held by BBVA, S.A.	7,496,937	152	410,370	7	—	3
Held by Corporación General Financiera, S.A.	10,111,571	148	6,256,486	59	4,354,004	31
Held by other subsidiaries	—	—	—	—	32,621	—
Average purchase price in Euros	15.77	—	9.89	—	7.18	—
Average selling price in Euros (including other changes)	15.20	—	9.89	—	7.14	—
Net gains or losses on transactions (Shareholders' funds-Reserves)		26		10		1
In 2025, 2024 and 2023 there were transactions included in the share buyback program (see Note 4).
The percentages of treasury shares held by the Group in the years ended December 31, 2025, 2024 and 2023 are as follows:

TREASURY SHARE

	2025			2024			2023
	Min	Max	Closing	Min	Max	Closing	Min	Max	Closing
% treasury share	0.080%	1.146%	0.314%	0.076%	1.513%	0.116%	0.038%	2.214%	0.075%
The number of BBVA shares accepted by the Group in pledge of loans as of December 31, 2025, 2024 and 2023 is as follows:

SHARES OF BBVA ACCEPTED IN PLEDGE

	2025	2024	2023
Number of shares in pledge	5,476,895	13,308,677	17,492,194
Nominal value (in Euros)	0.49	0.49	0.49
% of share capital	0.10%	0.23%	0.29%
The number of BBVA shares owned by third parties but under management of a company within the Group as of December 31, 2025, 2024 and 2023 is as follows:

SHARES OF BBVA OWNED BY THIRD PARTIES BUT MANAGED BY THE GROUP

	2025	2024	2023
Number of shares owned by third parties	11,752,103	11,834,596	13,258,994
Nominal value (in Euros)	0.49	0.49	0.49
% of share capital	0.21%	0.21%	0.23%